Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 28,383,755	$ 38,138,683
Less: allowance for expected credit losses	(21,100,189)	(24,335,316)
Total	$ 7,283,566	$ 13,803,367